Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of Income tax

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
Current tax:
Current tax for the year	17	55	32
Adjustments in respect of prior years	(3)	(24)	6
Total current tax	14	31	38
Deferred tax:
Deferred tax for the year	4	(11)	(12)
Adjustments in respect of prior years	4	9	(1)
Total deferred tax	8	(2)	(13)
Income tax charge	22	29	25

Schedule of Reconciliation of income tax charge and the profit/(loss) before tax

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
(Loss)/profit before tax	(188)	140	(15)
(Loss)/profit before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2020: 24.94%; 2019: 24.94%)	(47)	35	(4)
Tax losses for which no deferred income tax asset was recognized	3	—	—
Re-measurement of deferred taxes	9	—	(2)
Adjustment in respect of prior years	1	(15)	5
Income subject to state and other local income taxes	9	3	6
Income taxed at rates other than standard tax rates	11	(3)	4
Non-deductible and other items	36	9	16
Income tax charge	22	29	25